Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.6%
7,472	iShares Core S&P 500 ETF	$ 2,620,953	12.5
8,407	iShares Core S&P Small-Cap ETF	621,866	3.0
2,705	iShares Russell Mid-Cap Growth ETF	474,890	2.3
2,029	Vanguard Russell 1000 Growth ETF	475,354	2.3
4,846	Vanguard Value ETF	521,575	2.5

	Total Exchange-Traded Funds
	(Cost $4,104,981)	4,714,638	22.6

MUTUAL FUNDS: 77.4%
	Affiliated Investment Companies: 52.9%
78,553	Voya Intermediate Bond Fund - Class P3	844,444	4.0
26,528	Voya Large Cap Growth Fund - Class P3	1,580,037	7.6
120,185	Voya Large Cap Value Fund - Class P3	1,400,157	6.7
100,310	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,341,140	6.4
269,323	Voya Multi-Manager International Equity Fund - Class P3	3,223,800	15.5
184,505	Voya Multi-Manager International Factors Fund - Class P3	1,774,934	8.5
54,053	Voya Multi-Manager Mid Cap Value Fund - Class P3	467,016	2.2
30,014	Voya Small Company Fund - Class P3	413,899	2.0
		11,045,427	52.9

	Unaffiliated Investment Companies: 24.5%
132,034	TIAA-CREF S&P 500 Index Fund - Class I	5,125,574	24.5

	Total Mutual Funds
	(Cost $14,330,495)	16,171,001	77.4

	Total Investments in Securities (Cost $18,435,476)	$ 20,885,639	100.0
	Assets in Excess of Other Liabilities	1,354	0.0
	Net Assets	$ 20,886,993	100.0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,714,638	$–	$–	$4,714,638
Mutual Funds	16,171,001	–	–	16,171,001
Total Investments, at fair value	$20,885,639	$–	$–	$20,885,639

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$646,782	$582,753	$(386,500)	$1,409	$844,444	$6,837	$12,608	$-
Voya Large Cap Growth Fund - Class P3	1,268,852	254,488	(160,841)	217,538	1,580,037	-	27,292	-
Voya Large Cap Value Fund - Class P3	1,119,257	235,055	(42,740)	88,585	1,400,157	6,229	(1,838)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	925,338	316,723	(91,007)	190,086	1,341,140	-	1,859	-
Voya Multi-Manager International Equity Fund - Class P3	2,650,713	350,261	(176,333)	399,159	3,223,800	-	10,059	-
Voya Multi-Manager International Factors Fund - Class P3	1,435,111	213,167	(69,328)	195,984	1,774,934	-	(4,032)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	380,998	63,945	(10,149)	32,222	467,016	-	(200)	-
Voya Small Company Fund - Class P3	340,623	96,968	(66,151)	42,459	413,899	-	(8,445)	-
	$8,767,674	$2,113,360	$(1,003,049)	$1,167,442	$11,045,427	$13,066	$37,303	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $18,685,889.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,474,797
Gross Unrealized Depreciation	(275,047)
Net Unrealized Appreciation	$2,199,750